Fair Value Measurements - Additional Information (Details)	Jun. 30, 2021 USD ($)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets held in trust account	$ 350,005,400
Public Warrants
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Transfers from Level 3 to Level 1	16,800,000
Money Market Funds
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets held in trust account	$ 350,005,400